California Investment Trust
                        44 Montgomery Street, Suite 2100
                         San Francisco, California 94104
                            Telephone (800) 225-8778
                            Internet www.citfunds.com


January 7, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      California Investment Trust
                  File Nos. 033-00499 and 811-04417
                  Rule 497(j)

Ladies and Gentleman:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 30 has been filed electronically.

      Please direct any inquiries regarding this filing to undersigned at the number listed above.

                                        Very truly yours,


                                        /s/ Stephen C. Rogers
                                        ----------------------------------------
                                        Stephen C. Rogers